PROVISIONS AND CONTINGENT LIABILITIES - Detail of provisions (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	$ 346,597	$ 190,690
Additions recognized in the year	31,548	241,440
Provisions used during the period	(6,087)	(7,732)
Provisions reversed during the period	(97,674)	(79,151)
Foreign currency translation adjustment	12,282	1,038
Effect of discounted cash flows	1,351	312
Ending balance	288,017	346,597
Judicial proceedings
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	35,640	35,752
Additions recognized in the year	8,766	9,063
Provisions used during the period	(5,587)	(4,673)
Provisions reversed during the period	(4,513)	(5,196)
Foreign currency translation adjustment	158	382
Effect of discounted cash flows	1,351	312
Ending balance	35,815	35,640
Administrative proceedings
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	2,399	6,607
Additions recognized in the year	13,625	1,259
Provisions used during the period	(500)	(3,059)
Provisions reversed during the period	(184)	(2,408)
Ending balance	15,340	2,399
Financial guarantees
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	23,035	16,945
Additions recognized in the year	8,219	6,190
Provisions reversed during the period	(243)	(50)
Foreign currency translation adjustment	100	(50)
Ending balance	31,111	23,035
Loan Commitments
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	285,198	131,386
Additions recognized in the year		224,603
Provisions reversed during the period	(92,567)	(71,497)
Foreign currency translation adjustment	12,024	706
Ending balance	204,655	285,198
Onerous contracts
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	325
Additions recognized in the year	938	325
Provisions reversed during the period	(167)
Ending balance	$ 1,096	$ 325